Interests in Other Entities (Tables)	12 Months Ended
Jun. 30, 2025
Interests in Other Entities [Abstract]
Schedule of Subsidiaries	The country of incorporation or registration is also their principal place of business.
		Percentage of Ownership
	Country of Incorporation	30 June 2025	30 June 2024

Parent Entity:
Immuron Limited	Australia	—	—

Subsidiaries of Immuron Limited:
Immuron Inc.	USA	100%	100%
Anadis ESP Pty Ltd	Australia	100%	100%
IMC Canada Ltd.	Canada	100%	100%
Name of entity	Place of business/ country of incorporation	Ownership interest held by the group
		2025%	2024%
Ateria Health Limited	United Kingdom	23.6	23.6

Schedule of Financial Information for Associates	Summarised financial information for associates
	30 June 2025	30 June 2024	30 June 2023
The group’s share of loss for the period	-	(1,456,019)	(324,340)

Recognised in:	Note	30 June 2025	30 June 2024	30 June 2023
Share of loss for the year - 23.6% (2024: 23.6%)		-	(291,711)	(324,340)
Impairment of investment in associate	8(c)(i)	-	(1,164,308)	-
		-	(1,456,019)	(324,340)
Reconciliation of the consolidated entity’s carrying amount	2025 $	2024 $
Opening carrying amount	-	159,066
Initial Investment in Ateria Health Limited	-	-
Acquisition of shares (Note 8(c) (iii))	-	1,195,350
Share of loss in Ateria for the period	-	(190,108)
Impairment of investment in Ateria	-	(1,164,308)
	-	-